COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013	Jun. 30, 2014		Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrealized gains (losses) on available-for-sale securities, before-tax amount:
Unrealized (gains) losses arising during the period, before-tax amount	$ 3,811		$ (11,867)	$ 7,064		$ (14,041)	$ (16,006)	$ 3,095	$ 12,084
Reclassification adjustments for net gains included in net income, before-tax amount	(41)	[1]	(27)	(595)	[1]	(303)	(1,256)	(680)	(895)
Net unrealized gains (losses), before-tax amount	3,770		(11,894)	6,469		(14,344)	(17,262)	2,415	11,189
Unrealized gains (losses) on available-for-sale securities, tax expense or benefit:
Unrealized gains (losses) arising during the period, tax expense or benefit	(1,459)		4,544	(2,705)		5,376	6,129	(1,185)	(4,627)
Reclassification adjustments for net gains included in net income, tax expense or benefit	16		10	228		116	481	260	343
Net unrealized gains (losses), tax expense or benefit	(1,443)		4,554	(2,477)		5,492	6,610	(925)	(4,284)
Unrealized gains (losses) on available-for-sale securities, net-of-tax amount:
Unrealized gains (losses) arising during the period, net-of-tax amount	2,352		(7,323)	4,359		(8,665)	(9,877)	1,910	7,457
Reclassification adjustments for net gains included in net income, net-of-tax amount	(25)		(17)	(367)	[2]	(187)	(775)	(420)	(552)
Net unrealized gains (losses), net-of-tax amount	$ 2,327		$ (7,340)	$ 3,992		$ (8,852)	$ (10,652)	$ 1,490	$ 6,905

[1]	For the six months ended June 30, 2014, reclassification adjustment for gains included in net income reflect net gains on sale of available-for-sale debt securities and do not include gain recognized on the sale of the Fannie and Freddie Mac preferred stock as no unrealized gains or losses were recorded in Accumulated Other Comprehensive Income.
[2]